Loans, Debentures, and Finance Leases - Summary of Compostion of loans (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of loans debentures and finance leases [line items]
Foreign currency - denominated loans	R$ 5,486,839	R$ 4,344,456
Brazilian Real - denominated loans	9,675,366	9,082,389
Total foreign currency and Brazilian Reais	15,162,205	13,426,845
Currency and interest rate hedging instruments	43,944	163,749
Total	15,206,149	13,590,594
Current	2,273,997	3,503,675
Non-current	R$ 12,932,152	R$ 10,086,919
Loan 1 [member]
Summary of loans debentures and finance leases [line items]
Description	Notes in the foreign market	Notes in the foreign market
Foreign currency - denominated loans	R$ 2,889,631	R$ 2,454,142
Index/Currency	US$	US$
Weighted average financial charges	5.3	5.3
Maturity	2026	2026
Loan 2 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign loan	Foreign loan
Foreign currency - denominated loans	R$ 985,268	R$ 259,015
Index/Currency	US$	US$
Weighted average financial charges	3.9	3.9
Maturity	2021 to 2023	2021 to 2023
Loan 3 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans	R$ 620,605	R$ 330,755
Index/Currency	US$ + LIBOR	US$ + LIBOR
Weighted average financial charges	2.1	2.1
Maturity	2019 to 2023	2019 to 2023
Loan 4 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign loan	Foreign loan
Foreign currency - denominated loans	R$ 582,106	R$ 788,794
Index/Currency	US$ + LIBOR	US$ + LIBOR
Weighted average financial charges	0.9	0.9
Maturity	2022 to 2023	2022 to 2023
Loan 5 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign loan	Foreign loan
Foreign currency - denominated loans	R$ 234,363	R$ 298,927
Index/Currency	US$ + LIBOR	US$ + LIBOR
Weighted average financial charges	2.0	2.0
Maturity	2020	2020
Loan 6 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions)
Foreign currency - denominated loans	R$ 127,288	R$ 106,745
Index/Currency	US$	US$
Weighted average financial charges	2.9	2.9
Maturity	2019 to 2022	2019 to 2022
Loan 7 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans	R$ 27,845	R$ 27,048
Index/Currency	MX$	MX$
Weighted average financial charges	9.0	9.0
Maturity	2019	2019
Loan 8 [member]
Summary of loans debentures and finance leases [line items]
Description	Advances on foreign exchange contracts	Advances on foreign exchange contracts
Foreign currency - denominated loans	R$ 11,702	R$ 44,515
Index/Currency	US$	US$
Weighted average financial charges	3.2	3.2
Maturity	< 12 days	< 12 days
Loan 9 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans	R$ 3,950	R$ 3,382
Index/Currency	MX$ + TIIE	MX$ + TIIE
Weighted average financial charges	1.5	1.5
Maturity	2019	2019
Loan 10 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Foreign currency - denominated loans	R$ 2,596	R$ 4,460
Index/Currency	US$	US$
Weighted average financial charges	6.5	6.5
Maturity	2019 to 2020	2019 to 2020
Loan 11 [member]
Summary of loans debentures and finance leases [line items]
Description	Foreign currency advances delivered	Foreign currency advances delivered
Foreign currency - denominated loans	R$ 1,485	R$ 26,080
Index/Currency	US$	US$
Weighted average financial charges	2.9	2.9
Maturity	< 33 days	< 33 days
Loan 12 [member]
Summary of loans debentures and finance leases [line items]
Description	Financial institutions	Financial institutions
Foreign currency - denominated loans		R$ 593
Index/Currency	Bs$	Bs$
Weighted average financial charges	107.3	107.3
Maturity	2019 to 2022	2019 to 2022
Loan 13 [member]
Summary of loans debentures and finance leases [line items]
Brazilian Real - denominated loans	R$ 2,614,704	R$ 2,794,272
Index/Currency	CDI	CDI
Weighted average financial charges	105.0	105.0
Maturity	2019 to 2022	2019 to 2022
Loan 14 [member]
Summary of loans debentures and finance leases [line items]
Description	Banco do Brasil—floating rate	Banco do Brasil—floating rate
Brazilian Real - denominated loans	R$ 2,039,743	R$ 2,836,741
Index/Currency	CDI	CDI
Weighted average financial charges	95.8	95.8
Maturity	2022 to 2023	2022 to 2023
Loan 15 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures—Ipiranga	Debentures—Ipiranga
Brazilian Real - denominated loans	R$ 2,029,545	R$ 1,380,852
Index/Currency	CDI	CDI
Weighted average financial charges	105.3	105.3
Maturity	2023	2023
Loan 16 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures—CRA	Debentures—CRA
Brazilian Real - denominated loans	R$ 1,756,954	R$ 817,654
Index/Currency	CDI	CDI
Weighted average financial charges	4.6	4.6
Maturity	2024 to 2025	2024 to 2025
Loan 17 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures—5th and 6th issuance	Debentures—5th and 6th issuance
Brazilian Real - denominated loans	R$ 833,213	R$ 554,402
Index/Currency	IPCA	IPCA
Weighted average financial charges	2.4	2.4
Maturity	2019 to 2023	2019 to 2023
Loan 18 [member]
Summary of loans debentures and finance leases [line items]
Description	Debentures—CRA	Debentures—CRA
Brazilian Real - denominated loans	R$ 147,922	R$ 206,423
Index/Currency	TJLP	TJLP
Weighted average financial charges	1.5	1.5
Maturity	2019 to 2023	2019 to 2023
Loan 19 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Brazilian Real - denominated loans	R$ 53,245	R$ 32,682
Index/Currency	TJLP	TJLP
Weighted average financial charges	2.3	2.3
Maturity	2019 to 2023	2019 to 2023
Loan 20 [member]
Summary of loans debentures and finance leases [line items]
Description	FINEP	FINEP
Brazilian Real - denominated loans	R$ 51,467	R$ 69,422
Index/Currency	SELIC	SELIC
Weighted average financial charges	124.0	124.0
Maturity	2019	2019
Loan 21 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Brazilian Real - denominated loans	R$ 50,075
Index/Currency	CDI	CDI
Weighted average financial charges	5.6	5.6
Maturity	2019 to 2031	2019 to 2031
Loan 22 [member]
Summary of loans debentures and finance leases [line items]
Description	Bank Credit Bill	Bank Credit Bill
Brazilian Real - denominated loans	R$ 46,066	R$ 48,515
Index/Currency	IGP-M	IGP-M
Weighted average financial charges	4.0	4.0
Maturity	2019 to 2021	2019 to 2021
Loan 23 [member]
Summary of loans debentures and finance leases [line items]
Description	Finance leases	Finance leases
Brazilian Real - denominated loans	R$ 22,553	R$ 35,611
Index/Currency	R$	R$
Weighted average financial charges	8.5	8.5
Maturity	2019 to 2021	2019 to 2021
Loan 24 [member]
Summary of loans debentures and finance leases [line items]
Description	FINEP	FINEP
Brazilian Real - denominated loans	R$ 15,776	R$ 28,136
Index/Currency	R$	R$
Weighted average financial charges	6.0	6.0
Maturity	2019 to 2022	2019 to 2022
Loan 25 [member]
Summary of loans debentures and finance leases [line items]
Description	Banco do Nordeste do Brasil	Banco do Nordeste do Brasil
Brazilian Real - denominated loans	R$ 14,071	R$ 26,270
Index/Currency	R$	R$
Weighted average financial charges	5.7	5.7
Maturity	2019 to 2022	2019 to 2022
Loan 26 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES	BNDES
Brazilian Real - denominated loans	R$ 32	R$ 56
Index/Currency	TJLP	TJLP
Loan 27 [member]
Summary of loans debentures and finance leases [line items]
Description	FINAME	FINAME
Brazilian Real - denominated loans		R$ 157,749
Index/Currency	CDI	CDI
Loan 28 [member]
Summary of loans debentures and finance leases [line items]
Description	Export Credit Note-floating rate	Export Credit Note—floating rate
Brazilian Real - denominated loans		R$ 62,754
Index/Currency	TJLP	TJLP
Loan 29 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES EXIM	BNDES EXIM
Brazilian Real - denominated loans		R$ 30,850
Index/Currency	SELIC	SELIC
Loan 30 [member]
Summary of loans debentures and finance leases [line items]
Description	BNDES EXIM	BNDES EXIM